UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Financials - 28.0%
Capital Markets - 15.2%
The Charles Schwab Corp. (a)	1,428,960	$27,321,715
The Goldman Sachs Group, Inc.	201,550	44,060,845
Greenhill & Co., Inc. (a)	389,610	24,642,833
Legg Mason, Inc. (a)	603,570	59,868,108
Lehman Brothers Holdings, Inc.	197,100	14,837,688
Merrill Lynch & Co., Inc. (a)	383,460	34,599,596

		205,330,785

Diversified Financial Services - 6.4%
Chicago Mercantile Exchange Holdings, Inc.-Class A	61,191	31,620,449
Citigroup, Inc.	266,470	14,288,122
JPMorgan Chase & Co.	781,720	40,727,612

		86,636,183

Insurance - 3.4%
American International Group, Inc.	659,120	46,079,079

Real Estate - 3.0%
CB Richard Ellis Group, Inc.-Class A (b)	1,196,270	40,493,740

		378,539,787

Information Technology - 23.9%
Communications Equipment - 3.4%
Cisco Systems, Inc. (b)	258,400	6,909,616
QUALCOMM, Inc.	891,390	39,042,882

		45,952,498

Computers & Peripherals - 7.5%
Apple, Inc. (b)	641,905	64,062,119
Network Appliance, Inc. (b)	378,940	14,100,358
Sun Microsystems, Inc. (b)	4,331,705	22,611,500

		100,773,977

Electronic Equipment & Instruments - 1.8%
Amphenol Corp.-Class A	702,420	24,661,966

Internet Software & Services - 4.8%
Google, Inc.-Class A (a)(b)	138,300	65,191,854

IT Services - 2.2%
Cognizant Technology Solutions Corp.-Class A (b)	105,670	9,446,898
Infosys Technologies Ltd. (ADR)	263,810	13,810,453
Iron Mountain, Inc. (b)	253,110	7,112,391

		30,369,742

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Corp.-Class A (a)(b)	951,010	30,955,376

NVIDIA Corp. (a)(b)	774,680	25,479,225

		56,434,601

		323,384,638

Health Care - 20.1%
Biotechnology - 6.6%
Celgene Corp. (b)	78,600	4,807,176
Genentech, Inc. (b)	547,180	43,768,928
Gilead Sciences, Inc. (a)(b)	495,080	40,457,938

		89,034,042

Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (a)	199,030	26,855,118
Becton Dickinson & Co.	38,900	3,061,041

		29,916,159

Health Care Providers & Services - 6.2%
Medco Health Solutions, Inc. (b)	203,170	15,851,323
UnitedHealth Group, Inc.	264,650	14,042,329
WellPoint, Inc. (b)	692,380	54,677,249

		84,570,901

Pharmaceuticals - 5.1%
Merck & Co., Inc.	403,710	20,766,842
Schering-Plough Corp.	242,100	7,681,833
Teva Pharmaceutical Industries (ADR) (a)	1,056,080	40,458,425

		68,907,100

		272,428,202

Consumer Discretionary - 15.3%
Diversified Consumer Services - 1.0%
Strayer Education, Inc. (a)	110,700	13,764,438

Hotels Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.-Class A (a)(b)	310,640	20,263,047

Household Durables - 1.3%
NVR, Inc. (a)(b)	21,352	17,594,048

Media - 3.0%
Comcast Corp.-Class A (b)	1,508,460	40,215,544

Multiline Retail - 2.7%
Kohl’s Corp. (b)	494,995	36,649,430

Specialty Retail - 2.2%
Dick’s Sporting Goods, Inc. (a)(b)	532,100	29,845,489

Textiles Apparel & Luxury Goods - 3.6%
Coach, Inc. (b)	338,580	16,532,861
Under Armour, Inc.-Class A (a)(b)	625,640	31,594,820

		48,127,681

		206,459,677

Industrials - 7.0%
Aerospace & Defense - 3.2%
Boeing Co.	469,430	43,656,990

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (b)	142,930	7,207,960

Electrical Equipment - 1.6%
Ametek, Inc.	445,580	16,165,643

Emerson Electric Co.	113,060	5,312,689

		21,478,332

Machinery - 1.7%
Danaher Corp.	322,550	22,962,334

		95,305,616

Energy - 4.2%
Energy Equipment & Services - 4.2%
Schlumberger, Ltd. (a)	769,440	56,807,755

Consumer Staples - 1.7%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc. (a)	141,050	6,599,729

Household Products - 1.2%
Procter & Gamble Co.	265,170	17,053,083

		23,652,812

Total Common Stocks (cost $966,802,187)		1,356,578,487

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $3,512,962)	3,512,962	3,512,962

Total Investments Before Security Lending
Collateral - 100.5% (cost $970,315,149)		1,360,091,449

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.1%
Short-Terms - 15.1%
UBS Private Money Market Fund, LLC (cost $203,909,359)	203,909,359	203,909,359

Total Investments - 115.6%
(cost $1,174,224,508)		1,564,000,808
Other assets less liabilities - (15.6)%		(210,739,723)

Net Assets - 100.0%		$1,353,261,085

(a)	Represents entire or partial securities out on loan.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Glossary:

ADR     -      American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007

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